Effect of Retrospective Application Due to Certain Subsidiaries Changed their Fiscal Year Ends (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Apr. 01, 2009 JPY (¥)	Mar. 31, 2011 As Originally Reported JPY (¥)	Mar. 31, 2010 As Originally Reported JPY (¥)
Consolidated Balance Sheets
Total assets	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000	¥ 222,889,000,000			¥ 215,345,000,000	¥ 223,387,000,000
Total liabilities			45,896,000,000	49,106,000,000			46,478,000,000	49,834,000,000
Total equity	2,104,453,000	173,428,000,000	169,380,000,000	173,783,000,000	2,055,333,000	168,861,000,000	168,867,000,000	173,553,000,000
Consolidated Statements of Income
Net income from continuing operations			2,907,000,000	2,407,000,000			2,737,000,000	2,456,000,000
Net income attributable to Wacoal Holdings Corp.	83,885,000	6,913,000,000	2,785,000,000	2,475,000,000			2,615,000,000	2,524,000,000
Consolidated Statements of Cash Flows
Operating activities	122,072,000	10,060,000,000	10,441,000,000	9,463,000,000			10,054,000,000	9,449,000,000
Investing activities	(42,070,000)	(3,467,000,000)	(703,000,000)	(3,573,000,000)			(1,546,000,000)	(2,698,000,000)
Financing activities	(34,268,000)	(2,824,000,000)	(4,965,000,000)	(5,363,000,000)			(4,899,000,000)	(5,438,000,000)
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 363,851,000	¥ 29,985,000,000	¥ 26,316,000,000	¥ 22,328,000,000	$ 319,330,000	¥ 21,954,000,000	¥ 26,981,000,000	¥ 24,317,000,000
Net income attributable to Wacoal Holdings Corp.
Basic	$ 0.60	¥ 49.08	¥ 19.73	¥ 17.51			¥ 18.53	¥ 17.86
Diluted	$ 0.59	¥ 49.02	¥ 19.72	¥ 17.50			¥ 18.51	¥ 17.85